Related Party Balances and Transactions - Schedule of Maturities (Details) - Related Party [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturities [Line Items]
2025
2026	22,604,882	3,144,633
Total	¥ 22,604,882	$ 3,144,633	¥ 35,991,345